Receivable for Issuance of Ordinary Shares (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 USD ($)	Sep. 30, 2023 CNY (¥)
Receivable for Issuance of Ordinary Shares [Line Items]
Outstanding investment amount (in Dollars) | $	$ 11,250
Receivable for issuance of ordinary shares			¥ 9,800
Balances of receivable for issuance of ordinary shares		6,248	6,248	$ 906
Shanghai Guangcheng [Member]
Receivable for Issuance of Ordinary Shares [Line Items]
Borrowings payable waivered					¥ 75,280
Balances of receivable for issuance of ordinary shares		¥ 6,200	¥ 6,200